PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (UNAUDITED) - PARENT COMPANY BALANCE SHEETS (Details)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2022 USD ($)		Mar. 31, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)		Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)
Current Assets
Cash	$ 32,000,000	¥ 226,765,500	$ 42,700,000		¥ 271,067,503		¥ 49,521,897		¥ 390,457,084
Amounts due from related parties									30,088,833
Total current assets	122,757,357	871,552,683	120,469,486		764,764,393				733,204,286
Non-current assets
Total non-current assets	95,338,663	676,885,437	106,642,631		676,988,748				433,970,786
Total Assets	218,096,020	1,548,438,120	227,112,117		1,441,753,141				1,167,175,072
Current liabilities
Accrued expenses and other liabilities	51,731,502	367,283,321	51,471,496		326,751,353				322,750,471
Total current liabilities	81,035,921	575,338,836	74,968,363		475,914,160				345,040,994
Total Liabilities	125,434,750	890,561,645	121,373,135		770,500,937				390,579,208
Mezzanine equity
Redeemable convertible preferred shares	226,564,371	1,608,561,727	215,844,081		1,370,221,392	$ 187,785,655	897,869,523	$ 181,055,603	1,285,458,571		$ 69,403,171	¥ 440,585,213
Shareholders' (Deficit) Equity:
Ordinary shares, par value US$0.000005 per share, 9,950,000,000 shares authorized, 247,311,533 shares issued and outstanding as of March 31, 2022 and 2021	1,124	7,978	1,257	[1]	7,978				7,978	[1]
Additional paid-in capital	113,897,365	808,648,509	127,359,254		808,502,018				800,806,378
Accumulated deficit	(235,749,706)	(1,673,775,766)	(250,554,041)		(1,590,567,163)				(1,353,900,436)
Accumulated other comprehensive income	(12,051,884)	(85,565,973)	13,088,431		83,087,979				44,223,373
Total shareholders' Deficit	(133,903,101)	(950,685,252)	(110,105,099)		(698,969,188)	$ (85,145,762)	(604,517,882)		(508,862,707)			¥ (847,320,829)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	218,096,020	1,548,438,120	227,112,117		1,441,753,141				1,167,175,072
Series A and Series A-1 redeemable convertible preferred shares
Mezzanine equity
Redeemable convertible preferred shares	77,608,485	551,004,725	72,158,166		458,074,468				410,327,208
Series B redeemable convertible preferred shares
Mezzanine equity
Redeemable convertible preferred shares	148,955,886	1,057,557,002	143,685,915		912,146,924		¥ 897,869,523		875,131,363
Parent company | Reportable legal entities
Current Assets
Cash	555,392	3,943,175	39,792,624		252,611,535				330,296,949
Amounts due from related parties	119,493,409	848,379,306	81,792,772		519,236,876				495,937,171
Total current assets	120,048,801	852,322,481	121,585,396		771,848,411				826,234,120
Non-current assets
Long-term investments, net	23,099,722	164,003,403	23,099,721		146,641,652				150,952,826
Total non-current assets	23,099,722	164,003,403	23,099,721		146,641,652				150,952,826
Total Assets	143,148,523	1,016,325,884	144,685,117		918,490,063				977,186,946
Current liabilities
Accrued expenses and other liabilities	49,990,201	354,920,428	38,449,082		244,082,463				197,324,794
Due to related party	497,054	3,528,981	497,053		3,155,395				3,266,288
Total current liabilities	50,487,255	358,449,409	38,946,135		247,237,858				200,591,082
Total Liabilities	50,487,255	358,449,409	38,946,135		247,237,858				200,591,082
Mezzanine equity
Total mezzanine equity	226,564,371	1,608,561,727	215,844,081		1,370,221,392				1,285,458,571
Shareholders' (Deficit) Equity:
Ordinary shares, par value US$0.000005 per share, 9,950,000,000 shares authorized, 247,311,533 shares issued and outstanding as of March 31, 2022 and 2021	1,124	7,978	1,257		7,978				7,978
Additional paid-in capital	113,897,365	808,648,509	127,359,254		808,502,018				800,806,378
Accumulated deficit	(235,749,706)	(1,673,775,766)	(250,554,041)		(1,590,567,163)				(1,353,900,436)
Accumulated other comprehensive income	(12,051,886)	(85,565,973)	13,088,431		83,087,980				44,223,373
Total shareholders' Deficit	(133,903,103)	(950,685,252)	(110,105,099)		(698,969,187)				(508,862,707)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	143,148,523	1,016,325,884	144,685,117		918,490,063				977,186,946
Parent company | Reportable legal entities | Series A and Series A-1 redeemable convertible preferred shares
Mezzanine equity
Redeemable convertible preferred shares	77,608,485	551,004,725	72,158,166		458,074,468				410,327,208
Parent company | Reportable legal entities | Series B redeemable convertible preferred shares
Mezzanine equity
Redeemable convertible preferred shares	$ 148,955,886	¥ 1,057,557,002	$ 143,685,915		¥ 912,146,924				¥ 875,131,363

[1]	Gives retroactive effect to reflect the reorganization in February 2021.